Related Party Disclosures - Additional Information (Detail) - GBP (£)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jun. 03, 2020	Feb. 10, 2020
Disclosure of transactions between related parties [line items]
Amount paid to trust by the company		£ 1,000,000	£ 1,000,000
Shares purchased by the EBT	7	1,074,274	1,074,274
Cash balance held by the EBT	£ 21,525	£ 21,762	£ 21,762
Loan note, interest rate	6.00%
Warrants issued				161,048,366
Novartis [member]
Disclosure of transactions between related parties [line items]
Number of shares hold	15,703,871	15,703,871	15,703,871
Principal value convertible loans	£ 3,841,479
Conversion price per share	£ 0.265
Loan note, interest rate	6.00%
Loan note maturity period	3 years
Warrants issued	1,449,614
Conversion of warrants exercise period	Feb. 10, 2025
Novartis Pharma AG [member]
Disclosure of transactions between related parties [line items]
Debt instrument face value					£ 3,800,000